Deferred income tax assets and liabilities (Summarized information of expiry dates of tax losses) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of deferred income tax assets and liabilities [line items]
The tax losses	¥ 10,917,409	¥ 10,504,590
Within 1 year
Disclosure of deferred income tax assets and liabilities [line items]
The tax losses	1,400,289	1,452,554
Between 1 to 2 years
Disclosure of deferred income tax assets and liabilities [line items]
The tax losses	2,124,756	1,420,522
Between 2 to 3 years
Disclosure of deferred income tax assets and liabilities [line items]
The tax losses	2,421,087	2,208,635
After 3 years but within 4 years
Disclosure of deferred income tax assets and liabilities [line items]
The tax losses	2,966,842	2,472,090
After 4 years but within 5 years
Disclosure of deferred income tax assets and liabilities [line items]
The tax losses	¥ 2,004,435	¥ 2,950,789